RELATED PARTY TRANSACTIONS (Narrative) (Details) - 12 months ended Dec. 31, 2017	USD ($) mo	CNY (¥) mo
Related Party Transactions 1	$ 170,000
Related Party Transactions 2	$ 0
Related Party Transactions 3	0	0
Related Party Transactions 4	$ 160,166
Related Party Transactions 5	144,015
Related Party Transactions 6 | ¥		¥ 1,000,000
Related Party Transactions 7	$ 9,100,000
Related Party Transactions 8 | mo	12	12
Related Party Transactions 9	$ 31,000